Loans (Delinquent and Nonaccrual Loans by Past Due Status) (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 654,000	$ 3,550,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	3,362,000	2,614,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	5,703,000	4,693,000
Total Past Due	9,719,000	10,857,000
Financing Receivable, Recorded Investment, Current	322,731,000	294,763,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	332,450,000	305,620,000
Financing Receivable, Recorded Investment, Nonaccrual Status	6,893,000	6,294,000
Residential mortgage portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	99,000	1,766,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,674,000	1,292,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	3,850,000	2,294,000
Total Past Due	5,623,000	5,352,000
Financing Receivable, Recorded Investment, Current	187,755,000	176,260,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	193,378,000	181,612,000
Financing Receivable, Recorded Investment, Nonaccrual Status	4,206,000	3,074,000
Nonresidential mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	424,000	1,163,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,088,000	687,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,041,000	1,799,000
Total Past Due	2,553,000	3,649,000
Financing Receivable, Recorded Investment, Current	78,241,000	60,211,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	80,794,000	63,860,000
Financing Receivable, Recorded Investment, Nonaccrual Status	1,868,000	2,171,000
Residential construction & land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due		13,000
Total Past Due		13,000
Financing Receivable, Recorded Investment, Current	2,156,000	3,718,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	2,156,000	3,731,000
Financing Receivable, Recorded Investment, Nonaccrual Status		13,000
Commercial construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		225,000
Total Past Due		225,000
Financing Receivable, Recorded Investment, Current	2,034,000	1,789,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	2,034,000	2,014,000
Financing Receivable, Recorded Investment, Nonaccrual Status		225,000
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		128,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	431,000	449,000
Total Past Due	431,000	577,000
Financing Receivable, Recorded Investment, Current	5,091,000	5,471,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	5,522,000	6,048,000
Financing Receivable, Recorded Investment, Nonaccrual Status	431,000	577,000
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	52,000	168,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		64,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	100,000	43,000
Total Past Due	152,000	275,000
Financing Receivable, Recorded Investment, Current	22,656,000	25,284,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	22,808,000	25,559,000
Financing Receivable, Recorded Investment, Nonaccrual Status	60,000	49,000
Consumer installment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	76,000	31,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	4,000	25,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	24,000	13,000
Total Past Due	104,000	69,000
Financing Receivable, Recorded Investment, Current	3,966,000	3,939,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	4,070,000	4,008,000
Financing Receivable, Recorded Investment, Nonaccrual Status	25,000	41,000
Commercial loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	3,000	69,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	596,000	546,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	257,000	82,000
Total Past Due	856,000	697,000
Financing Receivable, Recorded Investment, Current	20,832,000	18,091,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	21,688,000	18,788,000
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 303,000	$ 144,000